INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 6,461	$ 7,084
Work in process	6,541	7,471
Finished products	8,467	10,803
Inventory, Net	$ 21,469	$ 25,358